INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES
INVENTORIES	5. INVENTORIES Inventories consisted of the following:
	As of December 31,
	2011	2012

Raw material and consumables	115	33
Third-party hardware	461	789

Total	576	822